Expense Example - PIMCO Moderate Duration Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years
USD ($)	47	148	258	579	57	179	313	701